FIRST AMERICAN STRATEGY FUNDS, INC.


                         Supplement Dated May 2, 2001,
                     To Prospectus Dated December 30, 2000


THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED DECEMBER 30, 2000. THIS SUPPLEMENT AND EACH PROSPECTUS AS OTHERWISE SUPPLEMENTED CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-637-2548.


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At a special meeting of the Board of Directors of the Funds on May 2, 2001, the
Board approved U.S. Bancorp Piper Jaffray Asset Management, Inc. as the Funds' investment adviser. All other terms of the Funds' advisory agreements, including investment advisory fees, remain unchanged.

U.S. Bancorp Piper Jaffray Asset Management, a Delaware corporation, was formed pursuant to an internal reorganization within U.S. Bancorp, combining First American Asset Management, a division of U.S. Bank National Association, with its affiliate, Firstar Investment & Research Management Company, LLC. U.S. Bancorp Piper Jaffray Asset Management is a subsidiary of U.S. Bank and an investment adviser registered under the Investment Advisers Act of 1940.


As of the date of consolidation, U.S. Bancorp Piper Jaffray Asset Management and its affiliates, had more than $116 billion in assets under management, including investment company assets of more than $50 billion.

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                       FIRST AMERICAN STRATEGY FUNDS, INC.


                          Supplement Dated May 2, 2001,
         To Statement of Additional Information Dated December 30, 2000


THIS INFORMATION SUPPLEMENTS THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 30, 2000. THIS SUPPLEMENT AND EACH STATEMENT OF ADDITIONAL INFORMATION AS OTHERWISE SUPPLEMENTED CONSTITUTE A CURRENT STATEMENT OF ADDITIONAL INFORMATION. TO REQUEST A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, PLEASE CALL 1-800-637-2548.

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         Effective May 2, 2001, all references to "Advisor" in the Statement of
Additional Information, are to "U.S. Bancorp Piper Jaffray Asset Management, Inc." Additionally, the following sections replace the "Code of Ethics," "Investment Advisory Agreement" and "Executive Officers" sections, respectively, of the Statement of Additional Information:

CODE OF ETHICS

         First American Strategy Funds, Inc., U.S. Bancorp Piper Jaffray Asset Management, Inc., and SEI Investments Distribution Co. have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. These Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission.

INVESTMENT ADVISORY AGREEMENT

         U.S. Bancorp Piper Jaffray Asset Management, Inc. 601 Second Avenue South, Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Funds. U.S. Bancorp Piper Jaffray Asset Management is a registered investment adviser under the Investment Advisers Act of 1940, and is a subsidiary of U.S. Bank National Association ("U.S. Bank"). U.S. Bank is a subsidiary of U.S. Bancorp ("USB"), 601 Second Avenue South, Minneapolis, Minnesota 55402, which is a regional, multi-state bank holding company headquartered in Minneapolis, Minnesota. USB operates 7 banks and 11 trust companies with banking offices in 28 contiguous states. USB also has various other subsidiaries engaged in financial services. At March 31, 2001 on a pro forma combined basis, USB and its consolidated subsidiaries had consolidated assets of more than $160 billion, consolidated deposits of more than $104 billion and shareholders' equity of more than $15 billion.

         Previously, First American Asset Management, a division of U.S. Bank National Association, served as investment advisor and manager of the Funds. At a special meeting of the Board of Directors of the Funds on May 2, 2001, the Board approved U.S. Bancorp Piper Jaffray Asset Management, Inc. as the Funds' investment adviser. All other terms of the Funds' advisory agreements, including investment advisory fees, remain unchanged. U.S. Bancorp Piper Jaffray Asset Management, a Delaware corporation, was formed pursuant to an internal reorganization within U.S. Bancorp, combining First American Asset Management, a division of U.S. Bank National Association, with its affiliate, Firstar Investment & Research Management Company, LLC.

         Pursuant to an Investment Advisory Agreement dated as of October 1, 1996 (the "Advisory Agreement"), the Funds engage the Advisor to act as investment advisor for and to manage the investment of the assets of the Funds. Each Fund pays the Advisor monthly fees calculated on an annual basis equal to 0.25% of its average daily net assets.

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         The Advisory Agreement requires the Advisor to provide FASF with all necessary office space, personnel and facilities necessary and incident to the Advisor's performance of its services thereunder. The Advisor is responsible for the payment of all compensation to personnel of FASF and the officers and directors of FASF, if any, who are affiliated with the Advisor or any of its affiliates. The Advisory Agreement provides that each Fund will be reimbursed by the Advisor, in an amount not in excess of the advisory fees payable by such Fund, for excess fund expenses as may be required by the laws of certain states in which the Fund's shares may be offered for sale. As of the date of this Statement of Additional Information, the most restrictive state limitation in effect requires that "aggregate annual expenses" (which include the investment advisory fee and other operating expenses but exclude interest, taxes, brokerage commissions, Rule 12b-1 fees and certain other expenses) shall not exceed 2-1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1-1/2% of the remaining average net assets of a Fund for any fiscal year.

         In addition to the investment advisory fee, each Fund pays all its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party, and it may have an obligation to indemnify its directors and officers with respect to such litigation.

         The Advisor may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time unless as otherwise set forth in the Funds' Prospectus. The Advisor also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

EXECUTIVE OFFICERS

         Thomas S. Schreier, Jr., U.S. Bancorp Piper Jaffray Asset Management, 601 Second Avenue South, Minneapolis, Minnesota 55402; President of FAIF, FAF, FASF, and FAIP since February 28, 2001; Chief Executive Officer of U.S. Bancorp Piper Jaffray Asset Management since May 2001; Chief Executive Officer of First American Asset Management from December 2000 through May 2001 and of Firstar Investment & Research Management Company from February 2001 through May 2001; Senior Managing Director and Head of Equity Research of U.S. Bancorp Piper Jaffray through December 2000; Senior Airline Analyst and Director of Equity Research of Credit Suisse First Boston through 1998. Age: 38.

         Paul A. Dow, U.S. Bancorp Piper Jaffray Asset Management, 601 Second Avenue South, Minneapolis, Minnesota 55402; Vice President Investments of FAIF, FAF, FASF and FAIP since March 11, 2000; Chief Investment Officer and President of U.S. Bancorp Piper Jaffray Asset Management since May 2001; Chief Investment Officer and President of First American Asset Management from 1999 through May 2000 and of Firstar Investment & Research Management Company from February 2001 through May 2001; Senior Vice President of First American Asset Management from 1998 through 1999; Chief Executive Officer of Piper Jaffray from through 1998; Chief Investment Officer of Piper Jaffray through 1997. Age: 50.

         Peter O. Torvik, U.S. Bancorp Piper Jaffray Asset Management, 601 Second Avenue South, Minneapolis, Minnesota 55402; Vice President Marketing of FAIF, FAF, FASF and FAIP since September 20, 2000; Executive Vice President of U.S. Bancorp Piper Jaffray Asset Management since May 2001; Executive Vice President of First American Asset Management from 2000 through May 2001 and of Firstar Investment & Research Management Company from February 2001 through May 2001; President and partner of DPG Group, a Florida-based partnership engaged in affinity marketing through 2000. Age: 46.

         Jeffery M. Wilson, U.S. Bancorp Piper Jaffray Asset Management, 601 Second Avenue South, Minneapolis, Minnesota 55402; Vice President Administration of FAIF, FAF, FASF and FAIP since March

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11, 2000; Senior Vice President of U.S. Bancorp Piper Jaffray Asset Management
since May 2001; Senior Vice President of First American Asset Management through May 2001. Age: 44.

         Robert H. Nelson, U.S. Bancorp Piper Jaffray Asset Management, 601 Second Avenue South, Minneapolis, Minnesota 55402; Treasurer of FAIF, FAF, FASF and FAIP since March 11, 2000; Senior Vice President of U.S. Bancorp Piper Jaffray Asset Management since May 2001; Senior Vice President of First American Asset Management from 1998 through May 2001 and of Firstar Investment & Research Management Company from February 2001 through May 2001; Senior Vice President of Piper Capital Management Inc. through 1998. Age: 37.

         James L. Chosy, U.S. Bancorp Piper Jaffray Asset Management, 601 Second Avenue South, Minneapolis, Minnesota 55402; Secretary of FAIF, FAF, FASF and FAIP since 2000; Associate General Counsel of U.S. Bancorp since 1996. Age: 37.

         Michael J. Radmer, 220 South Sixth Street, Minneapolis, Minnesota 55402; Assistant Secretary of FAIF, FAF, FASF and FAIP since March 2000; Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm and general counsel of FAIF, FAF and FASF. Age: 56.

         James D. Alt, 220 South Sixth Street, Minneapolis, Minnesota 55402; Assistant Secretary of FAF, FAIF and FASF since September 1998, and of FAIP since September 1999; Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm. Age: 49.

         Kathleen L. Prudhomme, 220 South Sixth Street, Minneapolis, Minnesota 55402; Assistant Secretary of FAF, FAIF and FASF since September 1998, and of FAIP since September 1999; Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm. Age: 87.

         Alaina Metz, BISYS Fund Services, 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219; Assistant Secretary for FAIF, FAF, FASF and FAIP since March 11, 2000; Chief Administrative Officer of BYSIS Fund Services. Age: 33.